Short -Term Debt (Tables)	12 Months Ended
Sep. 30, 2023
Short Term Debt [Abstract]
Schedule of Short-Term Debt	The short-term debt was as follows:
	As of September 30,
	2022	2023
Short-term debt	6,544	44,432